Average Annual Total Returns{- Fidelity Freedom® 2035 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-15 - Fidelity Freedom® 2035 Fund	Fidelity Freedom 2035 Fund - Retail Class Return Before Taxes Past 1 year	Fidelity Freedom 2035 Fund - Retail Class Return Before Taxes Past 5 years	Fidelity Freedom 2035 Fund - Retail Class Return Before Taxes Past 10 years	Fidelity Freedom 2035 Fund - Retail Class After Taxes on Distributions Past 1 year	Fidelity Freedom 2035 Fund - Retail Class After Taxes on Distributions Past 5 years	Fidelity Freedom 2035 Fund - Retail Class After Taxes on Distributions Past 10 years	Fidelity Freedom 2035 Fund - Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom 2035 Fund - Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Freedom 2035 Fund - Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0552 Past 1 year	F0552 Past 5 years	F0552 Past 10 years
Total	17.07%	12.08%	9.42%	15.23%	10.49%	7.90%	11.04%	9.26%	7.19%	18.40%	15.22%	13.88%	15.59%	12.33%	10.37%